Prepayments	12 Months Ended
Dec. 31, 2022
Prepayments [Abstract]
PREPAYMENTS

NOTE 8 — PREPAYMENTS

	December 31, 2021	December 31, 2022
	RMB	RMB
Short-term prepayments
Advance to suppliers for services and inventories(1)	288,101,452	254,493,399
Long-term prepayments
Prepayment for educational content	143,494,187	151,779,105

(1)	Short-term prepayments represent advance to suppliers for purchasing services or inventories. In 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries entered into several IT equipment procurement agreements with third party suppliers in the total contract amount of RMB 236.9 million, pursuant to which the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries prepaid cash in an aggregated of RMB 236.9 million, or 100% of the total contract amount to these suppliers. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries purchased these IT equipment for purpose of 20 IT solution services projects. Subsequently, as of the date of this report, IT equipment associated with 12 projects with value of RMB 299.5 million were delivered and RMB 193.0 million prepayments were settled.